Related Party Transactions - Summary of Key Management Personnel Compensation, Including Directors (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Salaries and other benefits	$ 25	$ 23
Share-based payments	19	17
Total compensation	$ 44	$ 40